Issued Capital and Reserves (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Jul. 08, 2025	Jun. 13, 2025	Mar. 07, 2025	Dec. 31, 2024
Issued Capital and Reserves [Line Items]
Authorized share capital (in Dollars)				$ 2	$ 2
Number shares issued	230,863,524	230,863,524				206,942,440
Par value (in Dollars per share)	$ 0.01	$ 0.01				$ 0.01
Percentage of share vote	50.00%	50.00%
Public Warrants [Member]
Issued Capital and Reserves [Line Items]
Number of warrants issued	7,666,629	7,666,629
Common Shares [Member]
Issued Capital and Reserves [Line Items]
Number shares issued			265,430,000	200,000,000	2,000,000,000
Par value (in Dollars per share)			$ 0.01	$ 0.01	$ 0.001